OTHER LONG-TERM ASSETS OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2018
Statement of Financial Position [Abstract]
OTHER LONG-TERM ASSETS

19.	OTHER LONG-TERM ASSETS

Other long-term assets are comprised of advances paid and costs incurred in respect of vessel upgrades in relation to EGCS and BWTS until such time as the equipment is installed on a vessel, at which point it is transferred to "Vessels and equipment, net".